Issued capital and reserves (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Detailed Information of Ordinary Share Capital

	Number of ordinary shares	Ordinary share capital £’000	Share premium £’000
At January 1, 2021	338,953,141	1,017	161,785

Issued during the period	205,557,122	617	79,001
Transaction costs for issued share capital	—	—	(234)

At June 30, 2021	544,510,263	1,634	240,552

At January 1, 2020	97,959,622	294	121,684

Issued during the period	240,754,340	722	41,408
Transaction costs for issued share capital	—	—	(1,307)

At June 30, 2020	338,713,962	1,016	161,785

Summary of Other Capital Reserves
Other capital reserves

	Share- based payments £’000	Equity component of convertible loan £’000	Other warrants issued £’000	Merger reserve £’000	Other reserve £’000	Total £’000
At January 1, 2021	19,843	34,565	44	40,818	33,104	128,374

Share-based payments expense during the period	1,760	—	—	—	—	1,760
Share option exercise	(108)	—	—	—	—	(108)

At June 30, 2021	21,495	34,565	44	40,818	33,104	130,026

At January 1, 2020	18,285	—	44	40,818	—	59,147

Share-based payments expense during the period	1,061	—	—	—	—	1,061
Shares issued	(150)	—	—	—	—	(150)
Equity component of the Novartis convertible loan instrument and warrants	—	1,084	—	—	—	1,084
Conversion of the Loan Notes following the Resolutions passing on 30 June 2020	—	—	—	—	33,104	33,104
Reclassification of the remaining embedded derivative following the Resolutions passing on 30 June 2020	—	33,481	—	—	—	33,481

At June 30, 2020	19,196	34,565	44	40,818	33,104	127,727